iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited)
May 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .1%
Axon Enterprise, Inc.
(a)
..................... 57 $ 16,055
General Electric Co. ....................... 294 48,551
64,606
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 152 12,655
a
Automobiles  —  2 .1%
Tesla, Inc.
(a)
............................. 721 128,396
a
Biotechnology  —  0 .8%
Alnylam Pharmaceuticals, Inc.
(a)
............... 49 7,273
Exact Sciences Corp.
(a)
..................... 118 5,363
Moderna, Inc.
(a)
.......................... 46 6,558
Regeneron Pharmaceuticals, Inc.
(a)
............. 8 7,841
Vertex Pharmaceuticals, Inc.
(a)
................ 44 20,035
47,070
a
Broadline Retail  —  6 .4%
Amazon.com, Inc.
(a)
....................... 2,104 371,230
MercadoLibre, Inc.
(a)
....................... 10 17,256
388,486
a
Building Products  —  1 .7%
Lennox International, Inc. ................... 80 40,208
Trane Technologies PLC .................... 195 63,855
104,063
a
Capital Markets  —  1 .3%
FactSet Research Systems, Inc. ............... 45 18,192
Moody's Corp. ........................... 69 27,392
Robinhood Markets, Inc. , Class A
(a)
............. 292 6,103
S&P Global, Inc. ......................... 61 26,078
77,765
a
Chemicals  —  0 .9%
Ecolab, Inc. ............................ 247 57,353
a
Commercial Services & Supplies  —  0 .5%
Veralto Corp. ............................ 313 30,856
a
Communications Equipment  —  0 .3%
Arista Networks, Inc.
(a)
..................... 61 18,157
a
Construction & Engineering  —  0 .3%
EMCOR Group, Inc. ....................... 24 9,328
Quanta Services, Inc. ...................... 24 6,622
15,950
a
Consumer Staples Distribution & Retail  —  1 .3%
Costco Wholesale Corp. .................... 95 76,940
a
Distributors  —  0 .1%
Pool Corp. ............................. 16 5,817
a
Electronic Equipment, Instruments & Components  —  0 .6%
Keysight Technologies, Inc.
(a)
................. 261 36,143
a
Entertainment  —  0 .8%
Netflix, Inc.
(a)
............................ 79 50,688
a
Security Shares Value
a
Financial Services  —  3 .3%
Mastercard, Inc. , Class A .................... 218 $ 97,461
Visa, Inc. , Class A ........................ 389 105,987
203,448
a
Food Products  —  0 .1%
Lamb Weston Holdings, Inc. ................. 70 6,180
a
Ground Transportation  —  1 .2%
Old Dominion Freight Line, Inc. ............... 60 10,515
Uber Technologies, Inc.
(a)
................... 361 23,306
Union Pacific Corp. ....................... 162 37,717
71,538
a
Health Care Equipment & Supplies  —  1 .8%
Dexcom, Inc.
(a)
.......................... 61 7,245
Edwards Lifesciences Corp.
(a)
................ 449 39,013
IDEXX Laboratories, Inc.
(a)
................... 87 43,235
Insulet Corp.
(a)
........................... 38 6,733
Intuitive Surgical, Inc.
(a)
..................... 41 16,487
112,713
a
Health Care Providers & Services  —  1 .2%
DaVita, Inc.
(a)
............................ 79 11,623
McKesson Corp. ......................... 83 47,276
Molina Healthcare, Inc.
(a)
.................... 47 14,785
73,684
a
Hotels, Restaurants & Leisure  —  0 .9%
Booking Holdings, Inc. ..................... 9 33,987
Chipotle Mexican Grill, Inc.
(a)
................. 4 12,518
Royal Caribbean Cruises Ltd.
(a)
............... 41 6,055
52,560
a
Household Products  —  0 .6%
Church & Dwight Co., Inc. ................... 356 38,096
a
Insurance  —  0 .4%
Progressive Corp. (The) .................... 118 24,919
a
Interactive Media & Services  —  11 .0%
Alphabet, Inc. , Class A
(a)
.................... 751 129,547
Alphabet, Inc. , Class C , NVS
(a)
................ 1,779 309,475
Meta Platforms, Inc. , Class A ................. 495 231,081
670,103
a
IT Services  —  1 .0%
Accenture PLC , Class A .................... 58 16,373
Gartner, Inc.
(a)
........................... 48 20,144
MongoDB, Inc. , Class A
(a)
................... 36 8,498
Okta, Inc. , Class A
(a)
....................... 60 5,321
Snowflake, Inc. , Class A
(a)
................... 67 9,124
59,460
a
Life Sciences Tools & Services  —  1 .4%
Agilent Technologies, Inc. ................... 81 10,563
IQVIA Holdings, Inc.
(a)
...................... 117 25,634
Mettler-Toledo International, Inc.
(a)
............. 5 7,020
Repligen Corp.
(a)
......................... 36 5,367
Waters Corp.
(a)
.......................... 94 29,037
West Pharmaceutical Services, Inc. ............ 28 9,279
86,900
a
Machinery  —  0 .2%
IDEX Corp. ............................. 58 12,101
a

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Aware MSCI USA Growth ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Metals & Mining  —  0 .1%
Steel Dynamics, Inc. ....................... 46 $ 6,158
a
Oil, Gas & Consumable Fuels  —  1 .3%
Cheniere Energy, Inc. ...................... 86 13,570
Hess Corp. ............................. 309 47,617
Targa Resources Corp. ..................... 161 19,035
80,222
a
Pharmaceuticals  —  4 .0%
Eli Lilly & Co. ........................... 207 169,810
Merck & Co., Inc. ......................... 202 25,359
Zoetis, Inc. , Class A ....................... 267 45,273
240,442
a
Professional Services  —  0 .9%
Broadridge Financial Solutions, Inc. ............ 211 42,362
Dayforce, Inc.
(a)
.......................... 104 5,144
Paylocity Holding Corp.
(a)
................... 41 5,829
53,335
a
Semiconductors & Semiconductor Equipment  —  15 .6%
Advanced Micro Devices, Inc.
(a)
............... 420 70,098
Applied Materials, Inc. ..................... 375 80,655
Enphase Energy, Inc.
(a)
..................... 55 7,035
Lam Research Corp. ...................... 60 55,946
Marvell Technology, Inc. .................... 291 20,024
NVIDIA Corp. ........................... 652 714,807
948,565
a
Software  —  21 .0%
Adobe, Inc.
(a)
............................ 169 75,164
ANSYS, Inc.
(a)
........................... 38 12,063
Atlassian Corp. , Class A
(a)
................... 69 10,823
Autodesk, Inc.
(a)
.......................... 264 53,222
Cadence Design Systems, Inc.
(a)
.............. 92 26,341
Confluent, Inc. , Class A
(a)
................... 213 5,532
Fair Isaac Corp.
(a)
......................... 4 5,160
HubSpot, Inc.
(a)
.......................... 27 16,498
Intuit, Inc. .............................. 145 83,584
Microsoft Corp. .......................... 1,821 755,952
Palo Alto Networks, Inc.
(a)
................... 87 25,657
PTC, Inc.
(a)
............................. 132 23,264
Salesforce, Inc. .......................... 293 68,691
ServiceNow, Inc.
(a)
........................ 62 40,730
Synopsys, Inc.
(a)
......................... 53 29,722
UiPath, Inc. , Class A
(a)
..................... 303 3,715
Workday, Inc. , Class A
(a)
.................... 145 30,660
Zscaler, Inc.
(a)
........................... 40 6,798
1,273,576
a
Specialized REITs  —  0 .3%
SBA Communications Corp. , Class A ............ 98 19,275
a
Specialty Retail  —  1 .0%
Burlington Stores, Inc.
(a)
.................... 41 9,842
Tractor Supply Co. ........................ 74 21,112
Williams-Sonoma, Inc. ..................... 93 27,269
58,223
a
Technology Hardware, Storage & Peripherals  —  11 .7%
Apple, Inc. ............................. 3,565 685,371
Dell Technologies, Inc. , Class C ............... 81 11,305
Seagate Technology Holdings PLC ............. 134 12,494
709,170
a
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .9%
Deckers Outdoor Corp.
(a)
.................... 42 $ 45,944
Lululemon Athletica, Inc.
(a)
................... 30 9,360
55,304
a
Trading Companies & Distributors  —  0 .5%
WW Grainger, Inc. ........................ 32 29,487
a
Total Long-Term Investments — 98.8%
(Cost: $ 5,329,466 ) .................................. 6,000,404
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(b) (c)
............................ 7,101 7,101
a
Total Short-Term Securities — 0.1%
(Cost: $ 7,101 ) ..................................... 7,101
Total Investments — 98.9%
(Cost: $ 5,336,567 ) .................................. 6,007,505
Other Assets Less Liabilities — 1 .1% ..................... 64,496
Net Assets — 100.0% ................................. $ 6,072,001
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/24
  Shares Held
at 05/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 4,212  $ —  $ (3,903)
(b)
$ (308) $ (1) $ —  —  $ 77
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 6,805  296
(b)
—  —  —  7,101  7,101  369  —
$ (308) $ (1)
$ 7,101
$ 446  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 8 06/21/24 $ 83 $ (14)

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Aware MSCI USA Growth ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,000,404 $ — $ — $ 6,000,404
Short-Term Securities
Money Market Funds ...................................... 7,101 — — 7,101
$ 6,007,505 $ — $ — $ 6,007,505
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (14) $ — $ — $ (14)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)